Apr. 02, 2024
DREYFUS CASH MANAGEMENT
DREYFUS CASH MANAGEMENT
April 2, 2024 BNY MELLON FAMILY OF FUNDS (Money Market Funds, other than Treasury Only and Government Only Funds) Supplement to Current Summary Prospectus and Prospectus